Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 580,224	$ 457,292
Trade accounts receivable less allowance for doubtful accounts of $316,384 in 2012 and $299,751 in 2011	3,099,081	2,798,318
Accounts receivable from related parties	132,446	111,008
Inventories	1,023,997	967,496
Prepaid expenses and other current assets	939,876	1,035,366
Deferred tax asset, current	316,973	325,539
Total current assets	6,092,597	5,695,019
Property, plant and equipment, net	2,843,992	2,629,701
Intangible assets	741,432	686,652
Goodwill	11,292,648	9,186,650
Deferred tax asset, non-current	70,988	88,159
Equity Method Investments	637,755	692,025
Other assets	308,576	554,644
Total assets	21,987,988	19,532,850
Current liabilities:
Accounts payable	555,091	541,423
Accounts payable to related parties	104,975	111,226
Accrued expenses and other current liabilities	1,720,933	1,704,273
Short-term borrowings and other financial liabilities	103,663	98,801
Short-term borrowings from related parties	14,698	28,013
Current portion of long-term debt and capital lease obligations	3,106,968	1,589,776
Income tax payable, current	249,126	162,354
Deferred tax liability, current	29,921	26,745
Total current liabilities	5,885,375	4,262,611
Total long-term debt less current maturities	5,583,268	5,494,810
Other liabilities	275,053	236,628
Pension liabilities	300,773	290,493
Income tax payable, non-current	177,001	189,000
Deferred tax liability, non-current	629,166	587,800
Total liabilities	12,850,636	11,061,342
Noncontrolling interests subject to put provisions	501,968	410,491
Company shareholders' equity:
Preferred stock, no par value, 1.00 Euro nominal value, 7,066,522 shares authorized, 3,966,522 issued and outstanding	4,453	4,452
Common stock, no par value, 1.00 Euro nominal value, 385,396,450 shares authorized, 300,254,024 issued and outstanding	371,766	371,649
Additional paid-in capital	3,342,983	3,362,633
Retained earnings	5,019,083	4,648,585
Accumulated other comprehensive (loss)	(384,703)	(485,767)
Total Company shareholders' equity	8,353,582	7,901,552
Noncontrolling interests not subject to put provisions	281,802	159,465
Total equity	8,635,384	8,061,017
Total liabilities and equity	$ 21,987,988	$ 19,532,850